Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and equipment

Property and equipment consisted of the following:

	December 31, 2020	December 31, 2019
Computer and office equipment	$2,807	$2,807
Lab equipment	15,606	15,606
Furniture	43,705	-
Leasehold improvements	422,318	140,056
Machinery	623,190	241,285
Subtotal	1,107,626	399,754
Accumulated Depreciation	(121,219)	(9,909)
Property and Equipment, net	$986,407	$389,845